CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 51,839,535	$ 65,419,389
Restricted cash	62,609,361	28,609,307
Short-term investments		21,807,000
Accounts receivable, net of allowance for doubtful accounts of nil as of December 31, 2018 and 2019	13,287	1,180,598
Notes receivable	5,644,392	8,111,044
Prepaid expenses and other current assets	15,343,671	10,335,501
Advances to suppliers	1,544,474	3,327,951
Inventories, net	36,391,463	15,449,367
Amount due from related parties	16,521	815,035
Current assets associated with discontinued operations	925,657	5,013,615
Total current assets	174,328,361	160,068,807
Property, plant and equipment, net	995,027,214	616,974,820
Prepaid land use rights, net	29,593,265	23,923,272
Deferred tax assets	1,351,883	821,137
Investment in an affiliate	641,972	649,839
Operating lease right-of-use assets	196,628	0
Non-current assets associated with discontinued operations	216,698	52,491,206
TOTAL ASSETS	1,201,356,021	854,929,081
Current liabilities:
Short-term bank borrowings, including current portion of long-term bank borrowings	128,611,710	38,205,864
Accounts payable	12,713,395	9,195,467
Notes payable	101,170,607	29,209,130
Advances from customers - short-term portion	33,027,795	10,213,940
Payables for purchases of property, plant and equipment	112,538,482	27,220,943
Accrued expenses and other current liabilities	12,222,100	9,417,702
Amount due to related parties - short-term portion	38,824,827	2,260,007
Income tax payable	4,788,730	5,454,951
Lease liability - short-term portion	84,819	0
Current liabilities associated with discontinued operations	1,163,872	18,675,930
Total current liabilities	445,146,337	149,853,934
Long-term bank borrowings	151,518,023	133,312,370
Advances from customers - long-term portion	2,154,300	7,269,000
Deferred government subsidies	21,033,638	21,462,621
Amount due to related parties - long-term portion	7,899,100	15,991,800
Deferred tax liabilities	6,367,880	1,184,644
Lease liability - long-term portion	77,323	0
Non-current liabilities associated with discontinued operations	0	723,035
Total liabilities	634,196,601	329,797,404
Commitments and contingencies (Note 17)
Ordinary shares;
$0.0001 par value 500,000,000 shares authorized as of December 31, 2018 and 2019; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018; 351,823,578 shares issued and 347,419,152 shares outstanding as of December 31, 2019	34,977	33,439
Additional paid-in capital	387,371,083	368,681,449
Retained earnings	200,922,577	171,398,185
Accumulated other comprehensive loss	(19,936,848)	(13,232,560)
Treasury shares, at cost (4,643,150 shares as of December 31, 2018 and 2019)	(1,748,836)	(1,748,836)
Total shareholders' equity	566,642,953	525,131,677
Non-controlling interest	516,467
Total equity	567,159,420	525,131,677
TOTAL LIABILITIES AND EQUITY	$ 1,201,356,021	$ 854,929,081